Vessels Under Construction Rollforward (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Vessel [Roll Forward]
Vessels under construction Balance, Beginning	$ 6,710	$ 180,000
Installment payments and other	20,366	29,642
Interest capitalized	0	361	$ 6,951
Transfer from vessel under construction to vessels	(27,076)	(203,293)
Vessels under construction Balance, Ending	$ 0	$ 6,710	$ 180,000